OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER NON-CURRENT LIABILITIES
Summary of other non-current liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Warranty—non-current	9,015,121	8,589,498
Refundable payment from franchised stores—non-current	1,233,466	379,021
Others	3,192,795	—

Other non-current liabilities	13,441,382	8,968,519